SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value Added Taxes - Additional Information (Details)	11 Months Ended	33 Months Ended
	Mar. 31, 2019	Dec. 31, 2021
CPaaS
Disaggregation of Revenue [Line Items]
VAT rate	6.00%	6.00%
Communication Devices
Disaggregation of Revenue [Line Items]
VAT rate	13.00%	16.00%